Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
OPERATING ACTIVITIES:
Net loss	$ (86,926)	$ (88,518)	$ (1,624,327)	$ (130,070)	$ (1,754,397)	$ (1,841,323)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts			0
Depreciation			0
Stock based compensation	0	0	1,237,601	33,100	1,270,701	1,270,701
Changes in operating assets and liabilities:
Accounts receivable	(24,343)	0				(24,343)
Inventories	16,399	1,540	10,903	(37,100)	(26,197)	(9,798)
Accounts payable and accrued liabilites	56,885	77,941	280,795	72,975	353,770	410,655
Net Cash Used in Operating Activities	(37,985)	(9,037)	(95,028)	(61,095)	(156,123)	(194,108)
FINANCING ACTIVITIES:
Cash acquired from the reverse acquisition			25,764	0	25,764
Proceeds from subscription receivable	16,500	0				42,264
Proceeds from notes payable - related party	0	2,200	3,000	23,000	26,000	26,000
Proceeds from notes payable	0	0	0	21,000	21,000	21,000
Repayment of notes payable	0	0	(6,000)	0	(6,000)	(6,000)
Proceeds from sale of common stock	0	0	88,500	24,000	112,500	112,500
Advances from stockholder	0	0	150	0	150	150
Net Cash Provided by Financing Activities	16,500	2,200	111,414	68,000	179,414	195,914
NET CHANGE IN CASH	(21,485)	(6,837)	16,386	6,905	23,291	1,806
CASH AT BEGINNING OF PERIOD	23,291	6,905	6,905	0	0	0
CASH AT END OF PERIOD	1,806	68	23,291	6,905	23,291	1,806
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	820	890	248	1,025	1,273	2,093
Income tax paid	0	0	0	0	0	0
NON CASH FINANCING AND INVESTING ACTIVITIES:
Common stock issued for a stock subscription receivable	5,000	0	16,500	0	16,500	21,500
Note payable issued for inventory	$ 0	$ 0	$ 320,000	$ 0	$ 320,000	$ 320,000